Stockholders' Equity - Schedule of Stock Option Activity (Details) (10K) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Options Outstanding, beginning		75,561
Number of Options Granted	3,687,762	283,333
Number of Options Forfeited	(14,218)	(75,561)
Number of Options Outstanding, Ending	3,673,544	283,333
Number of Options Outstanding, Exercisable, Ending
Weighted Average Exercise Price Outstanding, beginning		$ 98.69
Weighted Average Exercise Price Granted	$ 11.10	26.00
Weighted Average Exercise Price Forfeited	11.10	98.69
Weighted Average Exercise Price Ending	11.10	22.77 [1]
Weighted Average Exercise Price Exercisable, Ending
Weighted Average Remaining Life In Years, Outstanding		0 years
Weighted Average Remaining Life In Years, Exercisable	4 years 11 months 15 days	9 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable

[1]	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.